Overview of the Company	12 Months Ended
Mar. 31, 2025
Overview of the Company [Abstract]
Overview of the Company

1. Overview of the Company

Metalpha Technology Holding Limited (“the Company”) was formed in the Cayman Islands on June 19, 2015. The Company mainly operates in trading of proprietary digital assets and derivative contracts in Hong Kong, through its British Virgin Islands subsidiary, Metalpha Limited (“Metalpha BVI”).

On September 21, 2022, the Company transferred 100% of the equity interest in Radiant Alpha Limited, a wholly-owned subsidiary of Metalpha, to Northstar Technologies Holdings Limited (formerly known as Antalpha Technologies Holdings Limited) (“Northstar”), the non-controlling shareholder of Metalpha for a consideration of US$1. Radiant Alpha Limited has no operations as of the date of disposal.

On November 15, 2022, the shareholders of the Company approved change of the name of the Company from “Dragon Victory International Limited” to “Metalpha Technology Holding Limited”.

On November 28, 2022, the Company entered into a sale and purchase agreement with Northstar to purchase 49% of equity interest of Metalpha from Northstar at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha became an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.

On February 20, 2023, Metalpha Holding (HK) Limited (“Metalpha HK”), an indirect wholly-owned subsidiary of the Company, Liu Limin and Wang Wei (as the registered nominee shareholders of HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”)) entered into a sale and purchase agreement (“SPA”) with two individual third parties, Xu Yang and Zheng Liqing (collectively, the “Purchasers”). Pursuant to the SPA, the Purchasers agreed to purchase the entire equity interest of Hangzhou Dacheng from Metalpha HK, and the entire equity interest of Hangzhou Longyun from Liu Limin and Wang Wei (the “Transaction”). The Transaction was proposed to implement the Company’s decision to discontinue the operations in Mainland China. The aggregate consideration for the Transaction was US$1.00. The transaction was completed on March 31, 2023. The net deficit of the disposal group was US$2,084,536 as of March 31, 2023. The aggregate consideration for the transaction was US$1.00. Please refer to note 22 for the details.

Particulars of subsidiaries of the Company as of March 31, 2025 are as below:

	Place of incorporation	Issued share	Principal	Percentage of shareholding%
Company	and operation	capital	activities	Direct	Indirect
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”)	British Virgin Islands	US$50,000	Investment holding	100%	—
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”)	Hong Kong	HK$10,000	Investment holding	—	100%
Meta Rich Limited	British Virgin Islands	US$1	Investment holding	—	100%
LSQ Capital Limited	Hong Kong	HK$2,000,000	Advising on securities and asset management	—	100%
Metalpha Limited (“Metalpha BVI”)(1)	British Virgin Islands	US$4,000,000	Proprietary trading of digital assets	—	100%
LSQ Investment Limited	Hong Kong	HK$1	Inactive	—	100%
Metalpha PTE. Limited	Singapore	US$100	Inactive	—	100%

Notes:

(1)	On November 28, 2022, the Company entered into a sale and purchase agreement with Northstar to purchase 49% of equity interest of Metalpha from Northstar at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha is an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.